SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Nov. 30, 2023	Aug. 31, 2023	Aug. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	$ 852,879	$ 745,154	$ 752,352
Less: Accumulated depreciation	(377,136)	(281,767)	(149,597)
Property, plant and equipment, net	475,743	463,387	602,755
Plant and Machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	584,500	476,219	464,019
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	56,191	55,848	55,587
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	77,170	77,497	71,860
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	22,191	22,285	26,577
Renovation [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	$ 112,827	$ 113,305	$ 134,309